Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD INSTITUTIONAL INDEX FUNDS
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2024